Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 12,359	$ 20,065
Short term deposits	11	859
Restricted cash	182	185
Trade accounts receivable	18,981	21,449
Receivable from sale of shares	5,774
Other receivables	2,015	1,928
Inventory	2,543	1,791
Loans to associates	1,181	546
Loans to others	1,017	1,011
Related parties	238	298
Financial assets at fair value through profit or loss	2,243	4,126
Total current assets	46,544	52,258
NON-CURRENT ASSETS:
Property and equipment, net	384	408
Right-of-use assets, net	598	591
Investments accounted for using the equity method	5,454	11,892
Intangible assets, net	31,036	30,862
Deferred tax asset	458	397
Financial assets at fair value through profit or loss	1,193	1,243
Total non-current Assets	39,123	45,393
TOTAL ASSETS	85,667	97,651
CURRENT LIABILITIES:
Trade accounts payable	18,587	20,421
Short term loans	5,973	5,111
Current portion of long-term loans	1,879	1,500
Lease liabilities	165	131
Warrants at fair value	158	396
Liability to event producers	1,526	1,654
Warrants at fair value issued by a subsidiary	3,142	4,159
Related parties	811	1,055
Accrued expenses and other current liabilities	3,638	3,200
Total current liabilites	35,879	37,627
NON-CURRENT LIABILITIES:
Lease liabilities	447	512
Long-term loans	3,128	2,881
Deferred tax liability	1,747	1,817
Accrued severance pay, net	19	125
Total non-current liabilities	5,341	5,335
TOTAL LIABILITIES	41,220	42,962
EQUITY:
Share capital - ordinary shares with no par value: authorized - June 30,2023 - 200,000,000 and December 31, 2022 - 200,000,000 shares; issued and outstanding - June 30, 2023 - 25,524,570 shares December 31, 2022 - 24,661,470 shares
Share premium	111,589	111,322
Other capital reserves	13,763	13,208
Warrants	197	197
Accumulated deficit	(93,786)	(85,586)
Equity attributable to owners of Medigus Ltd.	31,763	39,141
Non-controlling interests	12,684	15,548
Total Equity	44,447	54,689
TOTAL LIABILITIES AND EQUITY	$ 85,667	$ 97,651